INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Revenues
Total advertising revenue	$ 1,196.5	RUB 72,579	RUB 58,210	RUB 50,147
Other revenues	55.2	3,346	1,582	620
Total revenues	1,251.7	75,925	59,792	50,767
Yandex websites
Revenues
Total advertising revenue	871.9	52,888	43,099	38,262
Yandex ad network websites
Revenues
Total advertising revenue	$ 324.6	RUB 19,691	RUB 15,111	RUB 11,885